CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Loss for the year	¥ (810,630)	$ (117,530)	¥ (502,598)	¥ (3,069,043)
Items that may be reclassified to profit or loss
Exchange differences on currency translation of the Company's subsidiaries	(67,346)	(9,764)	11,252	10,325
Items that will not be reclassified to profit or loss
Changes in fair value of financial instruments with preferred rights due to own credit risk			0	(72)
Exchange differences on currency translation of the Company	196,444	28,482	(50,610)	(161,467)
Other comprehensive (loss)/income for the year, net of tax	129,098	18,718	(39,358)	(151,214)
Total comprehensive loss for the year	(681,532)	(98,812)	(541,956)	(3,220,257)
Total comprehensive loss attributable to:
Owners of the Company	(679,305)	(98,489)	(535,596)	(3,220,257)
Non-controlling interests	(2,227)	(323)	(6,360)
Total comprehensive Income(loss) for the year	¥ (681,532)	$ (98,812)	¥ (541,956)	¥ (3,220,257)